Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2019
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Investments Accounted for Using the Equity Method
14.	INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Investments in associates	$9,131,814	$11,805,505	$394,701
Investments in joint ventures	180,494	279,702	9,351

	$9,312,308	$12,085,207	$404,052

a.	Investments in associates

1)	Investments in associates accounted for using the equity method that was not individually material consisted of the following:

consisted of the following:

			Carrying Amount as of December 31
			2018	2019
		Operating	NT$	NT$	US$ (Note 4)
Name of Associate	Main Business	Location

ChipMOS Technologies Inc. (“ChipMOS”)	Engaged in the packaging and testing of semiconductors	R.O.C.	$4,237,982	$4,370,075	$146,108
Yann Yuan Investment Co., Ltd. (“Yann Yuan”)	Engaged in investing activities	R.O.C.	2,752,530	3,934,190	131,534
M-Universe Investments Pte. Ltd. (“MU”)	Investment company	Singapore	—	1,814,699	60,672
Hung Ching Development & Construction Co. (“HC”)	Engaged in the development, construction and leasing of real estate properties	R.O.C.	1,095,233	1,380,162	46,144
Deca Technologies Inc. (”DECA”）	Holding company and the group engaged in manufacturing, development and marketing of wafer level packaging and interconnect technology	British Cayman Islands	866,312	323,423	10,813
Hung Ching Kwan Co. (“HCK”)	Engaged in the leasing of real estate properties	R.O.C.	295,772	283,105	9,465
AMPI	Engaged in the manufacturing of integrated circuit	R.O.C.	184,134	—	—
			9,431,963	12,105,654	404,736
	Less: Deferred gain on transfer of land		300,149	300,149	10,035

			$9,131,814	$11,805,505	$394,701

2)	At each balance sheet date, the percentages of ownership held by the Group’s subsidiary were as follows:

	December 31
	2018	2019

ChipMOS	20.47%	20.48%
Yann Yuan	32.21%	32.21%
MU	—	42.23%
HC	26.22%	26.22%
DECA	22.04%	22.02%
HCK	27.31%	27.31%
AMPI	38.76%	—

3)
In March 2019, the board of directors of ChipMOS resolved to cancel its issued employee restricted shares, which resulted in an increase in the percentage of ownership in ChipMOS from 20.47% to 20.48% and an increase in capital surplus of NT$2,016 thousand (US$67 thousand).

4)
The Group evaluated the recoverable amount of its investment in DECA using the value in use and fair value less costs of disposal in 2018 and 2019, respectively. The recoverable amount was lower than the carrying amount of investment in DECA and, therefore, the Group recognized an impairment loss of NT$521,010 thousand and NT$400,201 thousand (US$13,380 thousand) under the line item of other gains, net (Note 26) for the years ended December 31, 2018 and 2019, respectively. The value in use was the discounted cash flow based on the future projections made by DECA’s management with a discount rate of 14.1%, while the fair value was the estimated transaction price of DECA’s preferred shares, of which the fair value hierarchy was Level 3. In addition, due to the exercise of employee share options issued by DECA, the Group’s percentage of ownership in DECA decreased to 22.02%.

5)
In April 2019, the Group’s subsidiary, ASE Test, Inc., subscribed for 100,000 thousand ordinary shares of AMPI from its private placement with NT$250,000 thousand (US$8,358 thousand) in cash. The percentage of the Group’s ownership in AMPI then increased to 50.97% and, therefore, the Group obtained control over AMPI. The investments in ordinary shares of AMPI originally accounted for using the equity method were remeasured to the fair value at the acquisition date and the Group recognized remeasurement gain of NT$243,057 thousand (US$8,126 thousand) under the line item of other gains, net (Note 26).

6)
In July 2019, the Group’s subsidiary, Universal Global Technology Co., Limited, invested SGD79,863 thousand (equivalent to NT$1,824,608 thousand (US$61,003 thousand)) in MU, and then MU acquired the ordinary shares of Memtech International Ltd. (“Memtech”), a listed company in Singapore, from the public market. At the same time, MU issued new ordinary shares to the former shareholder of Memtech, Keytech Investment Pte. Ltd. (“Keytech”), in exchange for Memtech’s ordinary shares held by Keytech. The aforementioned share exchange resulted the Group’s percentage of ownership in MU decreased to 42.23%.

7)	Fair values (Level 1) of investments in associates with available published price quotation are summarized as follows:

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

ChipMOS	$3,886,561	$5,100,181	$170,518
HC	$1,537,307	$1,551,033	$51,857
AMPI	$369,925	$—	$—

8)	Aggregate information of associates that are not individually material

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Net profit (loss)	$(190,532)	$147,535	$321,413	$10,746
Other comprehensive income (loss)	59,676	(613,471)	1,401,453	46,856

Total comprehensive income (loss)	$(130,856)	$(465,936)	$1,722,866	$57,602

b.	Investments in joint ventures

1)	Investments in joint ventures that were not individually material and accounted for using the equity method consisted of the following:

			Carrying Amount as of December 31
			2018	2019
		Operating	NT$	NT$	US$ (Note 4)
Name of Joint Venture	Main Business	Location

ASEEE	Engaged in the production of embedded substrate	R.O.C.	$180,494	$—	$—
SUMA-USI Electronics Co., Ltd. (“SUMA-USI”)	Engaged in the design and production of electronic products	China	—	279,702	9,351

			$180,494	$279,702	$9,351

2)	At each balance sheet date, the percentages of ownership held by the Group’s subsidiary were as follows:

	December 31
	2018	2019

ASEEE	51.00%	—
SUMA-USI	—	49.00%

3)
In March 2019, UGKS entered into a joint venture agreement with Cancon Information Industry Co., Ltd. to establish SUMA-USI with an estimated total consideration of CNY107,800 thousand and obtained 49.00% ownership of SUMA-USI. As of December 31, 2019, the Group has invested CNY65,170 thousand (NT$283,236 thousand (US$9,470 thousand)). Based on the joint venture agreement, both investors jointly lead the relevant operation activities of SUMA-USI, which resulted in that the investment in SUMA-USI was accounted for using the equity method.

4)
In April 2019, ASE entered into a memorandum of understanding with TDK Corporation (“TDK”) in relation to ASEEE that was incorporated by a joint venture agreement entered into by the Group and TDK. In addition to a reduction of one legal representative director of TDK, which resulted in that the Group obtained control over ASEEE starting from April 2019 and the investments in ASEEE originally accounted for using the equity method was remeasured to fair value at the acquisition date with a remeasurement gain of NT$76,655 thousand (US$2,563 thousand) under the line item of other gains, net for the year ended December 31,2019 (Note 26), the memorandum of understanding set out that, after ASEEE offset its accumulated deficits against its capital in an amount of NT$1,147,595 thousand (US$38,368 thousand), ASE subscribed all of 150,000 thousand ordinary shares newly issued by ASEEE through its capital increase by cash in an amount of NT$1,500,000 thousand (US$50,150 thousand) in May 2019 and then repurchased all of ASEEE’s ordinary shares held by TDK in an amount of US$6,000 thousand in July 2019. As a result, the Group eventually held 100.00% of ownership in ASEEE (Note 32). Furthermore, the board of directors of ASE further resolved to merge with ASEEE in December 2019. The record date of merger was February 1, 2020 and was completed.

5)	Aggregate information of joint ventures that were not individually material

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of net loss and total comprehensive loss	$(184,366)	$(306,156)	$(142,306)	$(4,758)